UNITED STATES
                  SECURITIES & EXCHANGE COMMISSION
                       Washington, D.C. 20549


                              Form 13F




                         FORM 13F COVER PAGE









Report for the Calendar Year or Quarter Ended:   June 30, 2010

 Check here if Amendment           [    ];Amendment Number:

 This amendment (Check only one) : [    ] is a restatement
                                   [    ] adds new holdings entries.





Institutional Investment Manager Filing this Report:


Name:       The Adams Express Company
Address:    7 St. Paul Street, Suite 1140
            Baltimore, MD  21202



Form 13F File Number:          28-597




The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it,that all information contained herein is true, correct and complete,and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.



Person Signing this Report on Behalf of Reporting Manager:



Name:          Christine M. Sloan
Title:         Assistant Treasurer
Phone:         (410) 752-5900


Signature, Place, and Date of Signing:

/s/ Christine M. Sloan          Baltimore, MD               July 27, 2010

[Signature]                     [City, State]                  [Date]



  Report Type (Check only one):

  [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

  [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

  [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




                                       FORM 13F SUMMARY PAGE




 Report Summary:

 Number of Other Included Managers:                 0

 Form 13F Information Table Entry Total:            77

 Form 13F Information Table Value Total:            $922,418 (in thousands)




 List of Other Included Managers:

 Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


 NONE.


         COLUMN 1              COLUMN 2      COLUMN 3   COLUMN 4          COLUMN 5        COLUMN 6  COLUMN 7      COLUMN 8
      NAME OF ISSUER            TITLE         CUSIP      VALUE        SHRS OR   SH/  PUT/  INVSTMT   OTHER    VOTING AUTHORITY
                              OF CLASS                 (x $1000)      PRN AMT   PRN  CALL DISCRETN  MANAGER   SOLE    SHARED  NONE

 ABBOTT LABORATORIES             COM        002824100    14,970       320,000    SH        SOLE            320,000
 AMERICAN EXPRESS CO.            COM        025816109    13,895       350,000    SH        SOLE            350,000
 APPLE INC.                      COM        037833100    18,865        75,000    SH        SOLE            75,000
 AUTOMATIC DATA PROCESSING       COM        053015103    12,078       300,000    SH        SOLE            300,000
 AVON PRODUCTS, INC.             COM        054303102     8,602       324,600    SH        SOLE            324,600
 BANK OF AMERICA CORP.           COM        060505104    19,902      1,385,000   SH        SOLE           1,385,000
 BANK OF NEW YORK MELLON CO      COM        064058100     9,969       403,775    SH        SOLE            403,775
 BRISTOL-MYERS SQUIBB CO.        COM        110122108     3,967       159,061    SH        SOLE            159,061
 BROADCOM CORP.                  COM        111320107    13,188       400,000    SH        SOLE            400,000
 BUNGE LTD.                      COM        G16962105     7,870       160,000    SH        SOLE            160,000
 CHEVRON CORP.                   COM        166764100    13,572       200,000    SH        SOLE            200,000
 CINTAS CORP.                    COM        172908105     7,191       300,000    SH        SOLE            300,000
 CISCO SYSTEMS, INC.             COM        17275R102    18,114       850,000    SH        SOLE            850,000
 CLIFFS NATURAL RESOURCES INC.   COM        18683K101     5,235       111,000    SH        SOLE            111,000
 COCA-COLA CO.                   COM        191216100    12,530       250,000    SH        SOLE            250,000
 COLUMBIA SPORTSWEAR CO.         COM        198516106     9,334       200,000    SH        SOLE            200,000
 CONSOL ENERGY INC.              COM        20854P109     6,752       200,000    SH        SOLE            200,000
 CURTISS-WRIGHT CORP.            COM        231561101    10,454       360,000    SH        SOLE            360,000
 CVS/CAREMARK CORP.              COM        126650100     8,356       285,000    SH        SOLE            285,000
 DEAN FOODS CO.                  COM        242370104     4,280       425,000    SH        SOLE            425,000
 DEL MONTE FOODS CO.             COM        24522P103    11,512       800,000    SH        SOLE            800,000
 DELL INC.                       COM        24702R101     3,437       285,000    SH        SOLE            285,000
 DOW CHEMICAL CO.                COM        260543103     5,071       213,800    SH        SOLE            213,800
 EMERSON ELECTRIC CO.            COM        291011104    13,107       300,000    SH        SOLE            300,000
 EXXON MOBIL CORP.               COM        30231G102    12,270       215,000    SH        SOLE            215,000
 FREEPORT-MCMORAN COPPER & GOLD  COM        35671D857     7,983       135,000    SH        SOLE            135,000
 GENERAL ELECTRIC CO.            COM        369604103    21,457      1,488,000   SH        SOLE           1,488,000
 GILEAD SCIENCES, INC.           COM        375558103     8,570       250,000    SH        SOLE            250,000
 GOOGLE INC.                     COM        38259P508    12,904        29,000    SH        SOLE            29,000
 HALLIBURTON CO.                 COM        406216101     3,682       150,000    SH        SOLE            150,000
 HANSEN NATURAL CORP.            COM        411310105    10,169       260,000    SH        SOLE            260,000
 HARSCO CORP.                    COM        415864107     7,285       310,000    SH        SOLE            310,000
 HEWLETT-PACKARD CO.             COM        428236103    12,984       300,000    SH        SOLE            300,000
 HOSPIRA, INC.                   COM        441060100    11,490       200,000    SH        SOLE            200,000
 ILLINOIS TOOL WORKS INC.        COM        452308109    10,320       250,000    SH        SOLE            250,000
 INTEL CORP.                     COM        458140100    16,338       840,000    SH        SOLE            840,000
 JOHNSON & JOHNSON               COM        478160104    15,060       255,000    SH        SOLE            255,000
 JPMORGAN CHASE & CO.            COM        46625H100    20,502       560,000    SH        SOLE            560,000
 LOWE'S COMPANIES, INC.          COM        548661107    12,252       600,000    SH        SOLE            600,000
 MASCO CORP.                     COM        574599106     4,842       450,000    SH        SOLE            450,000
 MCDONALD'S CORP.                COM        580135101    16,467       250,000    SH        SOLE            250,000
 MDU RESOURCES GROUP, INC.       COM        552690109    10,142       562,500    SH        SOLE            562,500
 MEAD JOHNSON NUTRITION CO.    COM CL       582839106     5,883       117,383    SH        SOLE            117,383
 MEDTRONIC, INC.                 COM        585055106    12,694       350,000    SH        SOLE            350,000
 MICROSOFT CORP.                 COM        594918104    27,152      1,180,000   SH        SOLE           1,180,000
 MORGAN STANLEY                  COM        617446448     6,963       300,000    SH        SOLE            300,000
 NEWELL RUBBERMAID INC.          COM        651229106     5,856       400,000    SH        SOLE            400,000
 NORFOLK SOUTHERN CORP.          COM        655844108    10,610       200,000    SH        SOLE            200,000
 NORTHEAST UTILITIES             COM        664397106     8,918       350,000    SH        SOLE            350,000
 ORACLE CORP.                    COM        68389X105    23,606      1,100,000   SH        SOLE           1,100,000
 OSHKOSH CORP.                   COM        688239201    11,841       380,000    SH        SOLE            380,000
 PEPSICO, INC.                   COM        713448108    21,942       360,000    SH        SOLE            360,000
 PETROLEUM & RESOURCES CORP.     COM        716549100    43,670      2,186,774   SH        SOLE           2,186,774
 PFIZER INC.                     COM        717081103    14,476      1,015,125   SH        SOLE           1,015,125
 PNC FINANCIAL SERVICES GROUP    COM        693475105    15,255       270,000    SH        SOLE            270,000
 POTASH CORP. OF SASKATCHEWAN    COM        73755L107     4,657        54,000    SH        SOLE            54,000
 PRAXAIR, INC.                   COM        74005P104     8,305       109,292    SH        SOLE            109,292
 PROCTER & GAMBLE CO.            COM        742718109    18,894       315,000    SH        SOLE            315,000
 PRUDENTIAL FINANCIAL, INC.      COM        744320102    16,635       310,000    SH        SOLE            310,000
 QUALCOMM INC.                   COM        747525103     9,852       300,000    SH        SOLE            300,000
 RYLAND GROUP, INC.              COM        783764103     5,434       343,500    SH        SOLE            343,500
 SAFEWAY INC.                    COM        786514208     7,667       390,000    SH        SOLE            390,000
 SENOMYX, INC.                   COM        81724Q107     4,868      1,284,400   SH        SOLE           1,284,400
 SPECTRA ENERGY CORP.            COM        847560109     8,144       405,780    SH        SOLE            405,780
 SPIRIT AEROSYSTEMS HOLDING   COM CL A      848574109    13,723       720,000    SH        SOLE            720,000
 STATE STREET CORP.              COM        857477103     9,131       270,000    SH        SOLE            270,000
 T. ROWE PRICE GROUP, INC.       COM        74144T108     8,878       200,000    SH        SOLE            200,000
 TARGET CORP.                    COM        87612E106    15,734       320,000    SH        SOLE            320,000
 TEVA PHARMACEUTICAL INDUSTRIES  ADR        881624209    17,157       330,000    SH        SOLE            330,000
 TRANSOCEAN LTD.               REG SHS      H8817H100     6,255       135,000    SH        SOLE            135,000
 UNILEVER PLC ADR            SPON ADR NEW   904767704    18,802       703,400    SH        SOLE            703,400
 UNITED TECHNOLOGIES CORP.       COM        913017109    19,473       300,000    SH        SOLE            300,000
 UNITEDHEALTH GROUP INC.         COM        91324P102     9,940       350,000    SH        SOLE            350,000
 VISA INC.                     COM CL A     92826C839     6,368        90,000    SH        SOLE            90,000
 WALT DISNEY CO.                 COM        254687106    15,120       480,000    SH        SOLE            480,000
 WELLS FARGO & CO.               COM        949746101    13,440       525,000    SH        SOLE            525,000
 ZIMMER HOLDINGS, INC.           COM        98956P102     8,107       150,000    SH        SOLE            150,000
                                                         922,418